Consolidated Statement of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes	$ 1,208,565	$ 1,942,249	$ 5,603
Preferred stock dividend rate	0.05	0.05	0.05
Accumulated Other Comprehensive Income (Loss) [Member]
Dividends on common stock per share	$ 0.05